Restructuring Charges	12 Months Ended
Dec. 31, 2011
Restructuring Charges [Abstract]
Restructuring Charges
11. Restructuring Charges

The Company recorded a restructuring charge of $4.8 million ($3.7 million after tax) in the fourth quarter of 2011 related to a plan to improve the profitability and efficiency of selected operations. The restructuring charge mainly includes severance and other employee separation costs which are recorded in selling and administrative expense in the Corporate & Other segment in the Consolidated Statement of Earnings. The plan will result in the reduction of global headcount of approximately 70 employees across the Flavors & Fragrances and Color segments. Of the total restructuring charge, $4.3 million related to the Flavors & Fragrances segment and $0.5 million related to the Color segment. As of December 31, 2011, $2.8 million has been spent on the restructuring resulting in a remaining reserve of $1.9 million, net of a translation adjustment of $0.1 million. Costs to be incurred in 2012 as a result of this plan are not expected to be significant.